Stock-based compensation (Details Textual) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation (Textual)
Stock-based compensation expense	43,000,000	71,000,000	68,000,000
Regular options and TSARs earliest exercise period (in years)	2 years
Regular options and TSARs latest exercise period (in years)	10 years
Company's closing stock price	69.01
Grant date Fair Value of options, issued	12,000,000	1,000,000	0
Matching no. of DSU's that may be granted to key employees to meet share ownership target when acquiring Common Shares and DSU's acquired during first six months	Up to 33%
Matching no. of DSU's that may be granted to key employees to meet share ownership target when acquiring Common Shares and DSU's acquired after first six months	Up to 25%
Weighted average exercise price of TSARs exercised as TSARs		14.27	7.39
Common shares available for granting of future options under stock option plans	3,459,831	1,048,531	1,831,361
Common shares, authorized	15,578,642	15,578,642	15,578,642
Employer contributions	698,000,000	840,000,000	598,000,000
Regular and Performance stock options
Stock-based Compensation (Textual)
Share based compensation plans, Weighted average remaining term of vested or expected to vest options (in years)	5.3
Share based compensation plans, Aggregate intrinsic value	109,000,000
Total Number of in the Money Stock Options, Outstanding	5,730,673
Weighted average exercise price of in the money stock options	49.60
Weighted average years to expiration of exercisable in the money stock options	4.8
Expense for regular and performance stock options	15,000,000	2,000,000	(1,000,000)
Total unrecognized compensation related to share based compensation plans	5,000,000
Weighted average period over which unrecognized compensation will be recognized	0.9
Performance-contingent options
Stock-based Compensation (Textual)
Performance option expiry date	Five years and three months after the grant date
Performance-accelerated options
Stock-based Compensation (Textual)
Performance option expiry date	Five years after the grant date
TSARs
Stock-based Compensation (Textual)
Stock-based compensation expense	4,000,000	32,000,000	43,000,000
Cancellation of SARs	3,500,000
Adjustment to Additional Paid in Capital Reclassification of Fair Value of Recognized Liability	75,000,000
Adjustment to Additional Paid in Capital Recognition of Deferred Tax Asset	18,000,000
Weighted Average Fair Value of Unit Cancelled	23.75
Share based compensation plans, Weighted average remaining term of vested or expected to vest options (in years)	4.2
Share based compensation plans, Aggregate intrinsic value	8,000,000
Total Number of in the Money Stock Options, Outstanding	337,750
Weighted average exercise price of in the money stock options	44.76
Weighted average years to expiration of exercisable in the money stock options	4.0
Fair value of other than option on grant date	0	12,000,000	6,000,000
Weighted average exercise price of TSARs exercised as TSARs	30.50
Deferred Share Unit
Stock-based Compensation (Textual)
Stock-based compensation expense	5,000,000	6,000,000	8,000,000
Other than options vesting period	Up to 36 months
Time period for key employees to meet their ownership targets	5 years
Performance Share Unit
Stock-based Compensation (Textual)
Stock-based compensation expense	15,000,000	29,000,000	10,000,000
Other than options vesting period	Approximately three years
Fair value of other than option on grant date	16,000,000	15,000,000	15,000,000
Total unrecognized compensation related to share based compensation plans	17,000,000
Weighted average period over which unrecognized compensation will be recognized	1.6
Units Issued	269,300
Restricted Share Unit
Stock-based Compensation (Textual)
Fair value of other than option on grant date	4,000,000
Total unrecognized compensation related to share based compensation plans	4,000,000
Weighted average period over which unrecognized compensation will be recognized	2.9
Units Issued	64,470	151	405
Employee Share Purchase Plan
Stock-based Compensation (Textual)
Stock-based compensation expense	4,000,000	2,000,000	7,000,000
Period in which company's contribution are expensed	1 year
Employer contribution to employee share purchase plan	$1 for every $3 contributed by employees
Employer maximum contribution to employee share purchase plan	6% of annual salary
Total Participants in Employee Purchase Plan	13,984	13,525	13,261
Total number of shares purchased on behalf of participants	630,480	618,272	883,737
Employer contributions	4,000,000	3,000,000	3,000,000
Performance Stock Option Granted Prior to 2007
Stock-based Compensation (Textual)
Other than options vesting period	After 48 months